FAIR VALUES OF FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2017
FAIR VALUES OF FINANCIAL INSTRUMENTS [Abstract]
FAIR VALUES OF FINANCIAL INSTRUMENTS
NOTE 22 – FAIR VALUES OF FINANCIAL INSTRUMENTS

Most of our assets and liabilities are considered financial instruments. Many of these financial instruments lack an available trading market and it is our general practice and intent to hold the majority of our financial instruments to maturity. Significant estimates and assumptions were used to determine the fair value of financial instruments. These estimates are subjective in nature, involving uncertainties and matters of judgment, and therefore, fair values may not be a precise estimate. Changes in assumptions could significantly affect the estimates.

Estimated fair values have been determined using available data and methodologies that are considered suitable for each category of financial instrument. For instruments with adjustable-interest rates which reprice frequently and without significant credit risk, it is presumed that estimated fair values approximate the recorded book balances. Fair value methodologies discussed below do not necessarily represent an exit price in the determination of the fair value of these financial instruments.

Cash and due from banks and interest bearing deposits: The recorded book balance of cash and due from banks and interest bearing deposits approximate fair value and are classified as Level 1.

Interest bearing deposits - time: Interest bearing deposits - time have been valued based on a model using a benchmark yield curve plus a base spread and are classified as Level 2.

Securities: Financial instrument assets actively traded in a secondary market have been valued using quoted market prices. Trading securities and U.S. treasury securities available for sale are classified as Level 1 while all other securities available for sale are classified as Level 2 as described in note #21.

Federal Home Loan Bank and Federal Reserve Bank Stock: It is not practicable to determine the fair value of FHLB and FRB Stock due to restrictions placed on transferability.

Net loans and loans held for sale: The fair value of loans is calculated by discounting estimated future cash flows using estimated market discount rates that reflect credit and interest-rate risk inherent in the loans and do not necessarily represent an exit price. Loans are classified as Level 3. Impaired loans are valued at the lower of cost or fair value as described in note #21. Loans held for sale are classified as Level 2 as described in note #21. Payment plan receivables held for sale are also classified as Level 2 based on a signed APA as described in note #1.

Accrued interest receivable and payable: The recorded book balance of accrued interest receivable and payable approximate fair value and are classified at the same Level as the asset and liability they are associated with.

Derivative financial instruments: The fair value of rate-lock mortgage loan commitments is based on agency cash window loan pricing for comparable assets, the fair value of mandatory commitments to sell mortgage loans is based on mortgage backed security pricing for comparable assets, the fair value of interest rate swap and interest rate cap agreements is derived from proprietary models which utilize current market data whose significant fair value inputs can generally be observed in the market place and do not typically involve judgment by management and the fair value of purchased and written options is based on prices of financial instruments with similar characteristics and do not typically involve judgment by management. Each of these instruments has been classified as Level 2 as described in note #21.

Deposits: Deposits without a stated maturity, including demand deposits, savings, NOW and money market accounts, have a fair value equal to the amount payable on demand. Each of these instruments is classified as Level 1. Deposits with a stated maturity, such as time deposits, have generally been valued based on the discounted value of contractual cash flows using a discount rate approximating current market rates for liabilities with a similar maturity resulting in a Level 2 classification.

Other borrowings: Other borrowings have been valued based on the discounted value of contractual cash flows using a discount rate approximating current market rates for liabilities with a similar maturity resulting in a Level 2 classification.

Subordinated debentures: Subordinated debentures have generally been valued based on a quoted market price of similar instruments resulting in a Level 2 classification.

The estimated recorded book balances and fair values at December 31 follow:
			Fair Value Using
	Recorded Book Balance	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Un- observable Inputs (Level 3)
	(In thousands)
2017
Assets
Cash and due from banks	$36,994	$36,994	$36,994	$—	$—
Interest bearing deposits	17,744	17,744	17,744	—	—
Interest bearing deposits - time	2,739	2,740	—	2,740	—
Trading securities	455	455	455	—	—
Securities available for sale	522,925	522,925	898	522,027	—
Federal Home Loan Bank and Federal Reserve Bank Stock	15,543	NA	NA	NA	NA
Net loans and loans held for sale	2,035,666	1,962,937	—	39,436	1,923,501
Accrued interest receivable	8,609	8,609	1	2,192	6,416
Derivative financial instruments	3,080	3,080	—	3,080	—
Liabilities
Deposits with no stated maturity (1)	$1,845,716	$1,845,716	$1,845,716	$—	$—
Deposits with stated maturity (1)	554,818	551,489	—	551,489	—
Other borrowings	54,600	54,918	—	54,918	—
Subordinated debentures	35,569	29,946	—	29,946	—
Accrued interest payable	892	892	48	844	—
Derivative financial instruments	1,292	1,292	—	1,292	—
2016
Assets
Cash and due from banks	$35,238	$35,238	$35,238	$—	$—
Interest bearing deposits	47,956	47,956	47,956	—	—
Interest bearing deposits - time	5,591	5,611	—	5,611	—
Trading securities	410	410	410	—	—
Securities available for sale	610,616	610,616	—	610,616	—
Federal Home Loan Bank and Federal Reserve Bank Stock	15,543	NA	NA	NA	NA
Net loans and loans held for sale (2)	1,655,335	1,629,587	—	67,321	1,562,266
Accrued interest receivable	7,316	7,316	5	2,364	4,947
Derivative financial instruments	2,251	2,251	—	2,251	—
Liabilities
Deposits with no stated maturity (1)	$1,740,601	$1,740,601	$1,740,601	$—	$—
Deposits with stated maturity (1)	485,118	483,469	—	483,469	—
Other borrowings	9,433	10,371	—	10,371	—
Subordinated debentures	35,569	25,017	—	25,017	—
Accrued interest payable	932	932	21	911	—
Derivative financial instruments	975	975	—	975	—

(1)
Deposits with no stated maturity include reciprocal deposits with a recorded book balance of $13.0 million and $7.4 million at December 31, 2017 and 2016, respectively. Deposits with a stated maturity include reciprocal deposits with a recorded book balance of $38.0 million and $31.3 million at December 31, 2017 and 2016, respectively.

(2)	Net loans and loans held for sale at December 31, 2016 include $31.4 million of payment plan receivables and commercial loans held for sale.

The fair values for commitments to extend credit and standby letters of credit are estimated to approximate their aggregate book balance, which is nominal, and therefore are not disclosed.

Fair value estimates are made at a specific point in time, based on relevant market information and information about the financial instrument. These estimates do not reflect any premium or discount that could result from offering for sale the entire holdings of a particular financial instrument.

Fair value estimates are based on existing on- and off-balance sheet financial instruments without attempting to estimate the value of anticipated future business, the value of future earnings attributable to off-balance sheet activities and the value of assets and liabilities that are not considered financial instruments.

Fair value estimates for deposit accounts do not include the value of the core deposit intangible asset resulting from the low-cost funding provided by the deposit liabilities compared to the cost of borrowing funds in the market.